Submission	Nov. 24, 2025
Submission [Line Items]
Central Index Key	0001907184
Registrant Name	Electra Battery Materials Corp
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A